Income Taxes (Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Domestic	$ 3,392	$ (722)	$ 10,574
Foreign	2,524	9,414	1,248
Current Income Tax Expense Benefit	5,916	8,692	11,822
Deferred:
Domestic	(2,007)	(3,169)	(4,497)
Foreign	(386)	(787)	1,948
Deferred Income Tax Expense Benefit	(2,393)	(3,956)	(2,549)
Total income taxes	$ 3,523	$ 4,736	$ 9,273